12 Months Ended
Jul. 31, 2015

VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Corporate Debt Fund

(the "Fund")

Supplement dated September 11, 2015

to the Fund's Class P shares Prospectus ("Prospectus")

dated July 31, 2015

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund's classification has changed from a non-diversified fund to a diversified fund effective September 11, 2015. As a result of this classification change, the Fund is limited in the percentage of assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation of the securities of a single issuer than if it had greater exposure to that issuer.

Effective September 11, 2015, the Fund's Prospectus is hereby revised as follows:

1.	The first sentence in seventh paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted.

2.	The risk entitled "Issuer Non-Diversification" of the section entitled "Principal Risks" of the Fund's Prospectus is hereby deleted in its entirety.